Provision for Income taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax provision (benefit):
U.S. federal	$ 0	$ (131)	$ 383
State	250	(792)	1,201
Foreign	25,638	54,075	63,692
Total current	25,888	53,152	65,276
Deferred tax provision (benefit):
U.S. federal	(5,102)	62,672	(29,962)
State	(15)	2,306	(484)
Foreign	1,924	6,112	4,608
Total deferred	(3,193)	71,090	(25,838)
Provision for income taxes	$ 22,695	$ 124,242	$ 39,438